Post-employment benefit plans	12 Months Ended
Dec. 31, 2023
Disclosure Post-employment Benefit Plans [Line Items]
Post-employment benefit plans [text block]
Note 26

Post-employment benefit plans

a) Defined benefit plans
UBS AG has

established defined benefit

plans for

its employees in

various jurisdictions in

accordance with local

regulations
and practices.

The major

plans are

located in

Switzerland, the

UK, the

US and Germany.

The level

of benefits

depends
on the specific plan rules.

UBS AG has not been involved in the major Credit

Suisse defined benefit plans.
Swiss pension plan
In 2017,

a

significant number

of employees

were

transferred

from

UBS AG to

UBS

Business Solutions

AG, which

is a
directly

held

subsidiary

of

UBS

Group AG.

There

continues

to

be

one

pooled

UBS

Swiss

pension

plan

in

Switzerland
covering

the

employees

of

UBS AG

and

those

transferred

to

UBS

Business

Solutions

AG.

UBS AG

and

UBS

Business
Solutions AG

both are

legal sponsors

of the

UBS Swiss pension

plan. Since

the date

of the

employee transfer,

UBS AG
and UBS

Business Solutions

AG apply

proportionate

defined benefit

accounting, i.e.,

the net

pension cost

and the

net
pension asset

/ liability

of the

UBS Swiss

pension plan

are allocated

proportionally

between UBS AG

and UBS

Business
Solutions AG based on the aggregated

net pension cost and defined benefit obligations

related to their employees.

The
UBS Swiss pension plan

offers retirement, disability and survivor benefits and is

governed by a

Pension Foundation Board.
The responsibilities of

this board are defined

by Swiss pension

law and the

plan rules. The

UBS Swiss pension

plan exceeds
the minimum benefit requirements under

Swiss pension law.
Savings contributions to the UBS Swiss

pension plan are paid by both

the employer and the employee. Depending on

the
age of

the employee,

UBS AG pays

a savings

contribution

that ranges

between
6.5 % and 27.5
% of

the contributory
base salary

and between
2.8 % and 9
% of

the contributory

variable compensation.

Employees can

choose the

level of
savings contributions paid by them,

which vary between
2.5 % and 13.5
% of the contributory base salary

and between
0 % and 9
% of the contributory

variable compensation, depending on

age and choice of savings

contribution category.
UBS AG also pays risk contributions that are used to fund

disability and survivor benefits.
The plan offers to members at the

normal retirement age of
65

a choice between a lifetime pension

and a partial or full
lump sum payment. Participants

can choose to draw

early retirement benefits starting

from the age of
58 , but they can
also continue employment

and remain active

members of

the plan until

the age of
70
. Employees can

make additional
purchases of benefits to fund early retirement benefits.
The pension amount

payable to a

participant is calculated

by applying a conversion

rate to the

accumulated balance of
the

participant’s

retirement

savings

account

at

the

retirement

date.

The

balance

is

based

on

credited

vested

benefits
transferred

from

previous

employers,

purchases

of

benefits,

employee

and

employer

contributions

made

to

the
participant’s

retirement

savings

account,

and

interest

accrued.

The

annual

interest

rate

credited

to

participants

is
determined by the Pension Foundation Board at the end

of each year.
Although the UBS

Swiss pension plan is

based on a

defined contribution promise under

Swiss pension law, it

is accounted
for as a defined benefit plan

under IFRS Accounting Standards,

primarily because of the obligation

to accrue interest on
the participants’ retirement savings accounts and the payment of lifetime pension benefits.

An actuarial valuation in accordance with Swiss pension law is performed regularly.

Should an underfunded situation on
this basis occur, the Pension Foundation Board is required to take the necessary measures to ensure that full funding can be

expected

to

be

restored

within

a

maximum

period

of
10

years.

If

a

Swiss

plan

were

to

become

significantly
underfunded on

a Swiss

pension law

basis, additional

employer and

employee contributions

could be

required. In

this
situation, the risk is

shared between employer and employees, and

the employer is not

legally obliged to cover

more than
50
%

of the

additional

contributions

required.

As of

31 December

2023,

the

UBS Swiss

pension

plan

had a

technical
funding ratio in accordance with Swiss pension law of 119.2% (31 December 2022: 119.0%).
The

investment

strategy

of

the

UBS

Swiss

pension

plan

complies

with

Swiss

pension

law,

including

the

rules

and
regulations relating

to diversification of

plan assets, and

is derived from

the risk budget

defined by

the Pension

Foundation
Board based on

regularly performed

asset and liability

management analyses.

The Pension Foundation

Board strives for
a medium- and long-term balance between assets and liabilities.

As

of

31 December

2023,

the

UBS

Swiss

pension

plan

was

in

a

surplus

situation

on

an

IFRS

Accounting

Standards
measurement basis, as the fair value

of the plan’s assets exceeded

the defined benefit obligation (DBO) by

USD
3,585 m
(31 December 2022: USD 4,418 m). However, a surplus is only recognized on the balance sheet to the extent that it does not

exceed

the

estimated

future

economic

benefit,

which

equals

the

difference

between

the

present

value

of

the
estimated

future

net

service

cost

and

the

present

value

of

the

estimated

future

employer

contributions.

As

of

both
31 December 2023 and 31 December

2022, the estimated future economic

benefit was zero and hence

no net defined
benefit asset was recognized on the balance sheet.
The regular employer contributions to the UBS Swiss pension

plan in 2024 are estimated at USD
315 m.
UK pension plan
The UBS

UK pension

plan is

a career

-average revalued

earnings scheme,

and benefits

increase

automatically based

on
UK price inflation, subject

to defined caps. The

normal retirement age for most participants is
60

or
65 . The plan provides
guaranteed lifetime pension

benefits to participants upon

retirement. The

UK plan has been

closed to new entrants

for
more

than 20

years and

participants

are

no longer

accruing benefits

for current

or future

service. Instead,

employees
participate in the UBS UK defined contribution plan.
The governance responsibility

for the UBS

UK plan lies

jointly with the

UBS UK Pension

Trustee Board and

UBS AG. The
plan

assets

are

invested

in

a

diversified

portfolio

of

financial

assets,

which

include

longevity

swaps

to

hedge

the

risk
between expected and actual longevity.
In

2019,

UBS AG

and

the

UBS

UK

Pension

Trustee

Board

entered

an

arrangement

whereby

a

collateral

pool

was
established to

provide security

for the

UBS UK

pension fund.

The value

of the

collateral pool

as of

31 December 2023
was USD 260
m (31 December

2022: USD
292
m) and

includes corporate

bonds, government-related

debt instruments
and other financial

assets. The

arrangement provides

the Pension

Trustee Board

dedicated access

to a

pool of assets

in
the event of UBS AG’s insolvency or not paying a required funding contribution.
In 2023, UBS AG

made funding contributions

of USD
19
m to the

UBS UK pension

plan (2022: USD
5 m). The employer
contributions to the UBS UK

pension plan in 2024 are estimated

at USD
19
m, subject to regular funding reviews

during
the year.
US defined benefit plans
There are two main

UBS US pension plans, with a

normal retirement age of
65
. Both plans were closed to

new entrants
more than 20 years

ago. Since they

closed, new employees

have participated

in a UBS defined

contribution

plan.
One of

the

UBS defined

benefit

plans

is a

contribution-based

plan

in which

each

participant accrues

a

percentage

of
salary in a retirement

savings account. The

retirement savings account

is credited annually with

interest based on

a rate
that is linked to the average yield on one-year US government bonds. For the other UBS defined benefit plan, retirement benefits accrue based on the

career-average earnings of each individual

plan participant. Former employees with

vested
benefits can take a lump sum payment

or a lifetime annuity.
As required under

applicable pension laws,

both plans have

fiduciaries who, together

with UBS AG, are

responsible for
the governance of the plans.
Each plan’s

fiduciaries are

responsible

for the

investment

decisions with

respect to

the plan

assets. The

plan assets

of
both plans are invested in diversified portfolios of financial assets.

The employer contributions to the UBS US defined benefit

plans in 2024 are estimated at USD
12 m.
German pension plans
There are two major unfunded UBS defined

benefit plans in Germany.

The normal retirement age

is
65

and benefits are
paid directly

by UBS AG.

In the

larger of

the two

plans each

participant accrues

a percentage

of salary

in a

retirement
savings account.

The accumulated

account

balance

of the

participant

is credited

on an

annual

basis with

guaranteed
interest at a rate of 5%. The plan has been closed to new entrants, and all participants younger than the age of 55 as of
June

2021

no

longer

accrue

benefits.

In

the

other

plan,

amounts

are

accrued

annually

based

on

employee

elections
related to

variable compensation. For

this plan, the

accumulated account

balance is credited

on an annual

basis with a
guaranteed interest rate

of
6
% for amounts accrued

before 2010, of
4
% for amounts accrued

from 2010 to 2017

and
of 0.9
% for amounts accrued

after 2017. Both

plans are subject

to German pension

law, whereby

the responsibility

to
pay

pension

benefits

when

they

are

due

resides

entirely

with

UBS AG.

A

portion

of

the

pension

payments

is

directly
increased in line with price inflation.
In June 2021, UBS AG implemented a

new funded UBS pension plan with

interest credited to participants equal

to actual
investment returns

with a

guaranteed minimum

of
0
%. The

plan was

implemented retrospectively

for new

hires since
June 2018 and for all eligible active participants younger

than 55 from July 2021. Each participant accrues

a percentage
of salary in a retirement savings account.
The employer contributions to the UBS German defined benefit plans in 2024 are estimated at USD
14 m.
Financial information by plan
The tables

below provide

an analysis

of the

movement

in the

net asset

/ liability

recognized

on the

balance sheet

for
defined benefit plans, as well as an analysis of amounts

recognized in net profit and in
Other comprehensive incom e.

Defined benefit plans
USD m Swiss plan UK plan US and German plans Total
31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Defined benefit obligation at the beginning of the year 12,539 15,480 2,166 4,105 1,375 1,740 16,080 21,324
Current service cost 236 240 0 0 5 5 241 244
Interest expense 287 195 109 67 61 35 457 297
Plan participant contributions 163 154 0 0 0 0 163 154
Remeasurements 1,901 (2,424) 96 (1,474) 33 (267) 2,031 (4,165)
of which: actuarial (gains) / losses due to changes in demographic assumptions
45 2 (75) (6) (2) 1 (31) (3)
of which: actuarial (gains) / losses due to changes in financial assumptions
1,168 (2,653) 36 (1,575) 37 (279) 1,241 (4,506)
of which: experience (gains) / losses
1
688 226 135 107 (3) 11 820 344
Past service cost related to plan amendments 0 0 0 0 0 0 0 0
Curtailments (3) (13) 0 0 0 0 (3) (13)
Benefit payments (662) (796) (107) (123) (110) (111) (880) (1,030)
Other movements 0 (5) 0 0 0 0 0 (5)
Foreign currency translation 1,288 (291) 114 (408) 9 (28) 1,411 (727)
Defined benefit obligation at the end of the year 15,748 12,539 2,379 2,166 1,373 1,375 19,500 16,080 of which: amounts owed to active members 9,336 7,103 73 65 209 169 9,618 7,336 of which: amounts owed to deferred members 0 0 950 656 527 528 1,478 1,184 of which: amounts owed to retirees 6,412 5,436 1,356 1,445 636 678 8,404 7,560 of which: funded plans 15,748 12,539 2,379 2,166 979 1,011 19,106 15,717 of which: unfunded plans 0 0 0 0 394 363 394 363
Fair value of plan assets at the beginning of the year 16,957 19,196 2,488 4,297 1,039 1,329 20,484 24,821
Return on plan assets excluding interest income 513 (1,942) 65 (1,312) 26 (223) 603 (3,476)
Interest income 393 274 126 70 48 31 568 376
Employer contributions

290 401 19 5 17 16 327 422
Plan participant contributions 163 154 0 0 0 0 163 154
Benefit payments (662) (796) (107) (123) (110) (111) (880) (1,030)
Administration expenses, taxes and premiums paid (8) (7) 0 0 (4) (3) (12) (11)
Other movements 2 (1) 0 0 0 0 2 (1)
Foreign currency translation 1,685 (322) 130 (450) 0 0 1,815 (772)
Fair value of plan assets at the end of the year 19,333 16,957 2,720 2,488 1,017 1,039 23,070 20,484
Surplus / (deficit) 3,585 4,418 341 321 (356) (335) 3,570 4,404
Asset ceiling effect at the beginning of the year 4,418 3,716 0 0 0 0 4,418 3,716
Interest expense on asset ceiling effect 102 77 0 0 0 0 102 77
Asset ceiling effect excluding interest expense and foreign currency translation on
asset ceiling effect (1,332) 656 0 0 0 0 (1,332) 656
Foreign currency translation 397 (31) 0 0 0 0 397 (31)
Asset ceiling effect at the end of the year 3,585 4,418 0 0 0 0 3,585 4,418
Net defined benefit asset / (liability) of major plans 0 0 341 321 (356) (335) (15) (14)
Net defined benefit asset / (liability) of remaining plans (90) (80)
Total net defined benefit asset / (liability) (105) (94)
of which: Net defined benefit asset 383 355
of which: Net defined benefit liability
2
(487) (449)
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Refer to Note 18c.

Income statement – expenses related to defined benefit plans
1
USD m Swiss plan UK plan US and German plans Total
For the year ended 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Current service cost 236 240 0 0 5 5 241 244
Interest expense related to defined benefit obligation 287 195 109 67 61 35 457 297
Interest income related to plan assets (393) (274) (126) (70) (48) (31) (568) (376)
Interest expense on asset ceiling effect 102 77 0 0 0 0 102 77
Administration expenses, taxes and premiums paid 8 7 0 0 4 3 12 11
Past service cost related to plan amendments 0 0 0 0 0 0 0 0
Curtailments (3) (13) 0 0 0 0 (3) (13)
Net periodic expenses recognized in net profit for major plans 236 230 (17) (3) 22 12 241 239
Net periodic expenses recognized in net profit for remaining plans
2
19 17
Total net periodic expenses recognized in net profit 259 256
1 Refer to Note 6.

2 Includes differences between actual and estimated performance award accruals.
The table below provides information about the duration

of the DBO and the timing for expected benefit payments.

Swiss plan UK plan US and German plans
1
31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Duration of the defined benefit obligation (in years) 14.1 13.4 14.5 13.7 7.8 7.9
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 811 702 137 107 133 123
Benefits expected to be paid between 1 and 3 years 1,627 1,445 256 234 235 232
Benefits expected to be paid between 3 and 6 years 2,552 2,183 415 384 336 335
Benefits expected to be paid between 6 and 11 years 4,233 3,751 721 667 502 502
Benefits expected to be paid between 11 and 16 years 3,878 3,519 723 667 376 388
Benefits expected to be paid in more than 16 years 13,751 13,243 2,703 2,570 417 516
1 The duration of the defined benefit obligation represents a weighted average across US and

German plans.
Actuarial assumptions
The

actuarial

assumptions

used

for

the

defined

benefit

plans

are

based on

the

economic

conditions

prevailing

in the
jurisdiction in

which they

are

offered.

Changes in

the defined

benefit obligation

are

most sensitive

to changes

in the
discount rate. The discount

rate is based on

the yield of high-quality

corporate bonds quoted

in an active market

in the
currency

of

the

respective

plan.

A

decrease

in

the

discount

curve

increases

the

DBO.

UBS AG

regularly

reviews

the
actuarial assumptions used in calculating the DBO to determine their continuing relevance.
›
Refer to Note 1a item 5 for a description

of the accounting policy for defined benefit plans
The tables below show the significant actuarial assumptions

used in calculating the DBO at the end of the year.

Significant actuarial assumptions of

defined benefit
plans
Swiss plan UK plan US plans German plans
In % 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Discount rate 1.48 2.34 4.79 5.02 4.72
1
4.92
1
3.28 3.81
Rate of pension increase 0.00 0.00 3.00 3.08 0.00 0.00 2.10 2.20
Rate of interest credit on retirement savings

2.48 3.39 0.00 0.00 6.28
2
5.73
2
0.00 0.00
1 Represents weighted average across US pension plans.

2 Only applicable to one of the UBS US pension plans

Mortality tables and life expectancies for

major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.23 31.12.22 31.12.23 31.12.22
Switzerland BVG 2020 G with CMI 2022 projections
1
21.8 21.7 23.5 23.4
UK S3PA with CMI 2022 projections
2
22.2 23.5 23.4 24.6
USA Pri-2012 with MP-2021 projection scale 22.0 22.0 23.4 23.3
Germany Dr. K. Heubeck 2018 G 20.8 20.6 23.5 23.4
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.23 31.12.22 31.12.23 31.12.22
Switzerland BVG 2020 G with CMI 2022 projections
1
23.5 23.5 25.1 25.1
UK S3PA with CMI 2022 projections
2
24.0 25.0 25.7 26.4
USA Pri-2012 with MP-2021 projection scale 23.5 23.4 24.8 24.8
Germany Dr. K. Heubeck 2018 G 24.2 24.0 26.4 26.3
1 In 2022, BVG 2020 G with CMI 2021 projections was used.

2 In 2022, S3PA with CMI 2021 projections was used.
Sensitivity analysis of significant actuarial assumptions
The table

below presents

a sensitivity

analysis for

each significant

actuarial assumption,

showing how

the DBO

would
have been affected

by changes in

the relevant

actuarial assumption that

were reasonably

possible at the

balance sheet
date.

Unforeseen

circumstances

may

arise,

which

could

result

in

variations

that

are

outside

the

range

of

alternatives
deemed

reasonably

possible.

Caution

should

be

used

in

extrapolating

the

sensitivities

below

on

the

DBO,

as

the
sensitivities may not be linear.

Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss plan UK plan US and German plans
USD m 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Discount rate
Increase by 50 basis points (857) (641) (164) (141) (50) (51)
Decrease by 50 basis points 973 723 183 157 54 55
Rate of pension increase
Increase by 50 basis points 639 487 137 127 4 4
Decrease by 50 basis points –
2
–
2
(129) (118) (4) (3)
Rate of interest credit on retirement savings
Increase by 50 basis points 144 106 –
3
–
3
9 9
Decrease by 50 basis points (144) (106) –
3
–
3
(8) (8)
Life expectancy
Increase in longevity by one additional year 416 304 78 65 39 39
1 The sensitivity analyses are based on a change in one

assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0
% as of 31 December 2023 and as of 31 December 2022, a downward change in assumption is not applicable.

3 As the UK plan does not provide interest credits on retirement savings,

a change in
assumption is not applicable.
Fair value of plan assets
The tables below

provide information

about the composition

and fair value

of plan assets

of the major

defined benefit
plans.

Composition and fair value of plan assets
Swiss defined benefit plan
31.12.23 31.12.22
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 62 0 62 0 183 0 183 1
Real estate / property
Domestic 0 2,426 2,426 13 0 2,130 2,130 13
Foreign 0 576 576 3 0 517 517 3
Investment funds
Equity

Domestic 489 0 489 3 418 0 418 2
Foreign 3,283 1,244 4,526 23 2,794 1,222 4,017 24
Bonds
1
Domestic, AAA to BBB– 2,605 0 2,605 13 2,117 0 2,117 12
Foreign, AAA to BBB– 4,073 0 4,073 21 3,395 0 3,395 20
Foreign, below BBB– 668 0 668 3 598 0 598 4
Real estate
Foreign 0 45 45 0 0 0 0 0
Other 1,094 1,910 3,004 16 867 1,997 2,864 17
Other investments 378 481 859 4 351 367 718 4
Total fair value of plan assets 12,652 6,681 19,333 100 10,724 6,233 16,957 100
31.12.23 31.12.22
Total fair value of plan assets 19,333 16,957
of which:
2
Bank accounts at UBS Group AG 69 189
UBS Group AG debt instruments 116 28
UBS Group AG shares 26 15
Securities lent to UBS Group AG
3
467 489
Property occupied by UBS Group AG 61 51
Derivative financial instruments, counterparty UBS Group
AG 3 302 43
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent investment

grade and non-investment grade ratings,

respectively. In cases where credit

ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed

in the

table encompass

both direct

investments in

UBS AG

instruments and

UBS Group

AG shares

and indirect

investments, i.e.,

those made

through funds

that the

pension fund

invests in.

3 Securities lent to UBS AG and derivative

financial instruments are presented gross of any

collateral. Securities lent to UBS AG

were fully covered by collateral as

of 31 December 2023 and 31 December 2022.

Net
of collateral, derivative financial instruments amounted to negative USD 19 m as of 31 December 2023 (31 December 2022: negative USD 5 m).

Composition and fair value of plan assets

(continued)
UK defined benefit plan
31.12.23 31.12.22
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents (27) 0 (27) (1) 104 0 104 4
Bonds
1
Domestic, AAA to BBB– 2,375 0 2,375 87 1,729 0 1,729 69
Foreign, AAA to BBB– 357 0 357 13 297 0 297 12
Foreign, below BBB– 0 0 0 0 7 0 7 0
Investment funds
Equity

Domestic 9 3 12 0 19 3 22 1
Foreign 234 0 234 9 366 0 366 15
Bonds
1
Domestic, AAA to BBB– 310 38 348 13 367 90 457 18
Domestic, below BBB– 6 0 6 0 1 0 1 0
Foreign, AAA to BBB– 97 0 97 4 90 0 90 4
Foreign, below BBB– 93 0 93 3 114 0 114 5
Real estate
Domestic 61 0 61 2 64 0 64 3
Foreign 4 12 16 1 6 31 36 1
Other 64 0 64 2 (280) 0 (280) (11)
Repurchase agreements (947) 0 (947) (35) (612) 0 (612) (25)
Other investments 15 16 31 1 66 27 94 4
Total fair value of plan assets 2,652 69 2,720 100 2,336 151 2,488 100
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent

investment grade and non-investment grade

ratings, respectively. In

cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

US and German defined benefit
plans
31.12.23 31.12.22
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 4 0 4 0 7 0 7 1
Equity
Domestic 54 0 54 5 55 0 55 5
Foreign 23 0 23 2 24 0 24 2
Bonds
1
Domestic, AAA to BBB– 308 0 308 30 359 0 359 35
Domestic, below BBB– 3 0 3 0 4 0 4 0
Foreign, AAA to BBB– 51 0 51 5 74 0 74 7
Foreign, below BBB– 2 0 2 0 3 0 3 0
Investment funds
Equity

Domestic 25 0 25 2 27 0 27 3
Foreign 43 0 43 4 33 0 33 3
Bonds
1
Domestic, AAA to BBB– 271 0 271 27 266 0 266 26
Domestic, below BBB– 172 0 172 17 109 0 109 10
Foreign, AAA to BBB– 4 0 4 0 2 0 2 0
Foreign, below BBB– 6 0 6 1 5 0 5 0
Real estate
Domestic 0 9 9 1 0 11 11 1
Other 49 0 49 5 54 0 54 5
Other investments (8) 1 (7) (1) 5 1 6 1
Total fair value of plan assets 1,007 10 1,017 100 1,027 12 1,039 100
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent

investment grade and non-investment grade

ratings, respectively. In

cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

b) Defined contribution plans
UBS AG sponsors

several defined

contribution

plans, with

the most

significant plans

in the

US and

the

UK. UBS

AG’s
obligation is limited to its contributions made

in accordance with each plan, which

may include direct contributions and
matching contributions.

Employer contributions

to defined

contribution plans

are

recognized as

an expense

and were
USD 320 m in 2023 and USD 299 m in 2022.
›
Refer to Note 6 for more information

c) Related-party disclosure
UBS AG

is the

principal

provider

of banking

services

for

the

pension fund

of

UBS AG

in

Switzerland.

In this

capacity,
UBS AG is

engaged to

execute

most of

the pension

fund’s banking

activities. These

activities can

include, but

are

not
limited to, trading,

securities lending

and borrowing

and derivative

transactions. The

non-Swiss UBS AG

pension funds
do not

have a

similar banking

relationship with

UBS AG. During

2023, UBS

AG received

USD
20
m in

fees for

banking
services

from

the

major post-employment

benefit

plans

(2022:

USD
20
m).

As of

31 December

2023,

the

major

post-
employment benefit plans held USD 396
m in UBS Group AG shares (31 December

2022: USD
253 m).
›
Refer to the “Composition and fair value of

plan assets” table in Note 26a for more information

about fair value of investments in
UBS AG and UBS Group AG instruments held

by the Swiss pension fund

Other comprehensive income – gains / (losses) on defined benefit plans

USD m Swiss plan UK plan US and German plans Total
For the year ended 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Remeasurement of defined benefit obligation (1,901) 2,424 (96) 1,474 (33) 267 (2,031) 4,165 of which: change in discount rate assumption (1,332) 3,078 (69) 1,451 (33) 317 (1,434) 4,846 of which: change in rate of pension increase assumption 0 0 34 123 1 (5) 34 118 of which: change in rate of interest credit on retirement savings assumption
207 (408) 0 0 (9) (82) 198 (490)
of which: change in life expectancy 0 0 75 5 0 (1) 75 4
of which: change in other actuarial assumptions (88) (19) 0 1 5 48 (83) 30 of which: experience gains / (losses)
1
(688) (226) (135) (107) 3 (11) (820) (344)
Return on plan assets excluding interest income 513 (1,942) 65 (1,312) 26 (223) 603 (3,476)
Asset ceiling effect excluding interest expense and foreign currency translation
1,332 (656) 0 0 0 0 1,332 (656)
Total gains / (losses) recognized in other comprehensive income for major plans (56) (173) (31) 162 (8) 43 (95) 32
Total gains / (losses) recognized in other comprehensive income for remaining plans (8) 8
Total gains / (losses) recognized in other comprehensive income
2
(103) 40
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Refer to the “Statement of comprehensive income”.